SHARE CAPITAL AND RESERVES (Details 2) - $ / shares	Oct. 30, 2028	Mar. 18, 2026
SHARE CAPITAL AND RESERVES
Weighted average exercise price warrants and exercisable	$ 0.18	$ 0.60
Warrants outstanding and exercisable	138,889	5,000,000